Restatement of Unaudited Interim Consolidated Financial Statements - Additional Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net cash provided by (used in) operating activities	$ (9,499)	$ 500	$ 3,456	$ (832)
Net cash used in investing activities	$ (16,443)	(6,953)	$ (7,450)	$ (817)
Scenario Previously Reported
Error Corrections And Prior Period Adjustments Restatement [Line Items]
Net cash provided by (used in) operating activities		(3,800)
Net cash used in investing activities		$ (2,600)